Investments in Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2023
Investments in unconsolidated joint ventures [Abstract]
Disbursements Made by Unconsolidated Joint Ventures

California 19 Inc. and California 20 Inc. made the following disbursements to the Company in 2021, 2022 and 2023:

	December 31, 2021		December 31, 2022		December 31, 2023
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Total disbursements	2,359	2,141	1,475	1,475	1,260	1,260

Gains in Unconsolidated Joint Ventures

Recognition of Equity gain/(loss) in unconsolidated joint ventures of the 2020 Joint Venture for the years ended December 31, 2021, 2022 and 2023 are summarized below:

	December 31, 2021		December 31, 2022		December 31, 2023
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Net profit attributable to the Company	880	684	725	738	399	400
Amortization of Basis Differences	(408)	(409)	(408)	(409)	(408)	(409)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	472	275	317	329	(9)	(9)